Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net (loss) income (including non-controlling interests)	$ (2,391)	$ 5,330	$ 4,575
Available-for-sale-investments:
Gain arising during the period	0	0	497
Reclassification adjustments for loss (gain) included in the consolidated statements of operations	0	0	0
Available-for-sale-investments	0	0	497
Derivative financial instruments:
Gain (loss) arising during the period	354	755	(340)
Reclassification adjustments for (gain) loss included in the consolidated statements of operations	(1,004)	353	28
Derivative financial instruments	(650)	1,108	(312)
Exchange differences arising on translation of foreign operations:
Gain (loss) arising during the period	177	(1,996)	2,025
Reclassification adjustments for gain included in the consolidated statements of operations	(105)	(15)	(21)
Exchange differences arising on translation of foreign operations	72	(2,011)	2,004
Share of other comprehensive (loss) income related to associates and joint ventures
(Loss) gain arising during the period	(82)	(239)	341
Reclassification adjustments for loss (gain) included in the consolidated statements of operations	10	(123)	217
Share of other comprehensive income (loss) related to associates and joint ventures	(72)	(362)	558
Income tax benefit (expense) related to components of other comprehensive income (loss) that can be recycled to the consolidated statements of operations	279	(274)	167
Investments in equity instruments at FVOCI:
Gain (loss) arising during the period	28	(603)	0
Share of other comprehensive gain (loss) related to associates and joint ventures	(10)	5	0
Investments in equity instruments at FVOCI	38	(608)	0
Employee benefits - Recognized actuarial (losses) gains	(259)	344	1,098
Share of other comprehensive income (loss) related to associates and joint ventures	0	0	29
Income tax (expense) benefit related to components of other comprehensive income that cannot be recycled to the consolidated statements of operations	(32)	228	42
Total other comprehensive (loss) income	(624)	(1,575)	4,083
Equity holders of the parent	(666)	(1,478)	4,037
Non-controlling interests	42	(97)	46
Total comprehensive (loss) income	(3,015)	3,755	8,658
Total comprehensive (loss) income attributable to:
Equity holders of the parent	(3,120)	3,671	8,605
Non-controlling interests	$ 105	$ 84	$ 53